Basis of preparation - IFRS 9 Financial Instruments (Details) - EUR (€) € in Millions	Apr. 01, 2018	Mar. 31, 2018
Changes to loss allowance recognised at 1 April 2018:
Release of allowance for trade receivables reclassified to fair value through OCI	€ (23)
Recognition of additional allowance on trade and other receivables	264
IAS 39
Application of IFRS 9
Loss allowance		€ 1,249
IFRS 15
Changes to loss allowance recognised at 1 April 2018:
Loss allowance on contract assets recognised on adoption of new IFRS standard	34
IFRS 9
Application of IFRS 9
Loss allowance	€ 1,524